Condensed Unaudited Consolidated Statements of Comprehensive Loss - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Condensed Unaudited Consolidated Statements of Comprehensive Loss
Revenue	$ 116,813	$ 101,404
Cost of revenue	167,095	96,152
Gross profit / (loss)	(50,282)	5,252
Operating expenses
Amortization	233,629	268,682
General and administrative expenses	2,211,820	1,912,675
Research and development expenses	1,531,546	1,643,555
Sales and marketing expenses	350,227	372,000
Stock-based compensation expense	2,534,558	1,999,992
Share-based payment expense		74,841
Operating expenses	(6,861,780)	(6,271,745)
Operating loss	6,912,062	6,266,493
Other items
Interest (income)/expense	(38,645)
Accretion interest expense		31,853
Changes in fair value of warrant derivative	(4,002,122)	14,066,610
Other income	(10,141)	(39,545)
Foreign exchange (gain)/loss	(922,099)	347,210
Income tax recovery	(30,874)	(42,756)
Loss before taxes	(1,939,055)	(20,672,621)
Net loss	(1,908,181)	(20,629,865)
Other comprehensive income/(loss)	(259,121)	2,683
Comprehensive loss	$ (2,167,302)	$ (20,627,182)
Loss per Share - Basic and Diluted	$ (0.05)	$ (0.62)
Weighted average number of shares outstanding - basic and fully diluted	37,049,539	33,044,040